Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, fair value hedging (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	151,412	147,180
Change in fair value used as a basis to determine ineffectiveness	£ 3,679	£ (777)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	114,610	105,600
Change in fair value used as a basis to determine ineffectiveness	£ 1,606	£ (779)
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	30,429	35,202
Change in fair value used as a basis to determine ineffectiveness	£ 1,952	£ 120
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,373	6,378
Change in fair value used as a basis to determine ineffectiveness	£ 121	£ (118)
Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	15,077	16,203
Change in fair value used as a basis to determine ineffectiveness	£ 446	£ 100
Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	164,515	159,182
Change in fair value used as a basis to determine ineffectiveness	£ 1,159	£ 1,498
Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	145,474	138,354
Change in fair value used as a basis to determine ineffectiveness	£ 1,231	£ 861
Derivatives designated as fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	19,041	20,828
Change in fair value used as a basis to determine ineffectiveness	£ (72)	£ 637
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2,485	2,338
Hedging instrument, liabilities	(86)	(320)
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2,485	2,338
Hedging instrument, liabilities	(86)	(320)
Derivatives | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	0
Derivatives | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	156	36
Hedging instrument, liabilities	(43)	(66)
Derivatives | Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	75	165
Hedging instrument, liabilities	(552)	(434)
Derivatives | Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2	26
Hedging instrument, liabilities	(317)	(3)
Derivatives | Derivatives designated as fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	73	139
Hedging instrument, liabilities	(235)	(431)
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	(10,688)	(12,189)
Loan liabilities | Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0